Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounting profit	$ 0	$ 0	$ 0
Canadian net operating loss carryforwards	36,169,000
Net operating loss carryforwards	1,900,000
Mexican net operating loss carryforwards	1,000,000
Expire between 2034 and 2036 [Member]
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards	$ 1,225,000